VITA EQUITY, INC.
                       837 West Hastings Street, Suite 314
                           Vancouver, British Columbia
                                 Canada, V6C 3N6
                                  604.684.6412
                                                                February 4, 2005
United States
Securities and Exchange Commission
Office of Small Business
450 Fifth Street N.W.
Mail Stop 0308
Washington, DC 20549
                                                                 Filed via EDGAR
                                                                 ---------------
Attention:  John Fieldsend
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Dear Sirs:

Re:  VITA EQUITY INC. Form SB-2/A File number:  333-119147
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Further to our letter of January  31,  2005 and our  telephone  conversation  of
February 3, 2005, we wish to advise that we have refilled our Form SB-2/A which now specifies that Mr. Webb has executed the SB-2 in his capacity as President, Director, Chief Executive Officer, Principle Financial Officer and Principle Accounting Officer. We have also attached an updated consent from our auditors.

As such, we hereby request acceleration of the effective date of the pending registration statement on Form SB-2/A. We ask that the acceleration of the effectiveness take place at 12:00 p.m. on Monday, February 7, 2005.

We acknowledge that:

- should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

- the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

-    the  company  may  not  assert  staff  comments  and  the   declaration  of
     effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We trust the forgoing to be satisfactory.

Regards,

/s/ Dwight Webb
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Dwight Webb, President,Secretary